Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 654,052	$ 794,207	$ 2,741,519
Receivables, net of allowance of $28,800, $28,800 and $2,282 as of March 31, 2013, December 31, 2012 and December 31, 2011, respectively	1,834	477,802	53,796
Prepaid expenses and other	9,657	10,366	0
Total current assets	665,543	1,282,375	2,795,315
Property and equipment, net	31,558	16,044	31,923
Other assets	7,513	7,513	7,513
Total assets	704,614	1,305,932	2,834,751
Current liabilities:
Accounts payable	997,363	1,203,365	77,181
Accrued liabilities	28,124	9,685	24,212
Accrued compensation	114,815	87,892	177,401
Note payable	0	0	15,000
Total current liabilities	1,140,302	1,300,942	293,794
Commitments and contingencies
Stockholders' equity (deficit):
Common stock; $0.0001 par value: 100,000,000 shares authorized; 24,786,833, 24,761,832 and 24,582,632 shares outstanding as of March 31, 2013, December 31, 2012 and December 31, 2011, respectively	2,479	2,476	2,458
Additional paid-in capital	20,553,390	20,494,792	19,972,937
Accumulated deficit	(20,991,557)	(20,492,278)	(17,434,438)
Total stockholders' equity (deficit)	(435,688)	4,990	2,540,957
Total liabilities and stockholders' equity (deficit)	$ 704,614	$ 1,305,932	$ 2,834,751